Related party transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related party transactions
Salaries and employee benefits	$ 1,325,004	$ 1,746,024
Termination benefits		114,750
Directors' fees	136,875	113,132
Share-based compensation	1,204,533	959,234
Remuneration of directors and the senior management team	$ 2,666,412	$ 2,933,140